Average Annual Total Returns (Invesco V.I. High Yield Fund)	12 Months Ended
May 02, 2011
Barclays Capital U.S. Aggregate Index
Average Annual Total Returns
Label	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index
Average Annual Total Returns
Label	Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	14.94%
5 Years	8.90%
10 Years	9.01%
Lipper VUF High Current Yield Bond Funds Category Average
Average Annual Total Returns
Label	Lipper VUF High Current Yield Bond Funds Category Average
1 Year	13.61%
5 Years	6.24%
10 Years	6.79%
Series I shares, Invesco V.I. High Yield Fund
Average Annual Total Returns
Label	Series I shares: Inception (05/01/98)
Inception Date	May 01, 1998
1 Year	13.57%
5 Years	7.65%
10 Years	6.58%